Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Banking And Thrift [Abstract]
Schedule of Composition of Time Deposits

The composition of deposits at December 31, 2016 and 2015 is as follows:

	2016		2015
	Amount	Percentage of Total	Amount	Percentage of Total
	(dollars in thousands)
Demand noninterest-bearing	$103,138	21%	$92,524	20%
Interest checking and money market	272,968	56%	252,345	54%
Savings	42,452	9%	40,436	8%
Time deposits $250,000 and over	7,472	2%	8,148	2%
Other time deposits	59,689	12%	74,280	16%
Total	$485,719	100%	$467,733	100%

Maturities of Fixed-Rate Time Deposits

The maturities of fixed-rate time deposits at December 31, 2015 are reflected in the table below:

	Time Deposits	Other
Year ending December 31,	$250,000 and Over	Time Deposits
	(dollars in thousands)
2017	6,002	36,832
2018	555	6,730
2019	—	3,488
2020	—	4,451
2021	915	8,168
Thereafter	—	20
Total	$7,472	$59,689